Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Trade Receivables	Trade receivables at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012	2013
Notes	¥157	2,570
Accounts	24,037	24,437

	24,194	27,007
Less allowance for doubtful accounts	75	54

	¥24,119	26,953